Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

On December 31, 2019, the Company’s Chief Scientific Officer, Mark Bamberger, submitted notice of his resignation from the Company, effective December 31, 2019. In connection with his resignation, Dr. Bamberger entered into a separation agreement with the Company. On January 1, 2020, the Company also entered into a consulting agreement with Dr. Bamberger, by which he will be compensated for discovery-related consulting services on an as-needed basis.

On January 7, 2020, the Company adopted a strategic organizational restructuring plan, and reduced the workforce by approximately 60% of its personnel. In connection with the reduction in workforce, the Company anticipates incurring a one-time charge totaling approximately $2.3 million related to termination benefits and other related charges in the first quarter of 2020.

In 2020, the board of directors approved a new equity compensation plan, the 2020 ADS incentive plan (“the ADS Plan”), and amended the current 2019 Plan (“the Amended 2019 Plan”), and in March 2020, the shareholders approved the ADS Plan and the Amended 2019 Plan. The amendment of the 2019 plan reduced the number of ordinary shares reserved thereunder by 24,999,996, as those shares are now available under the ADS Plan.

On March 25, 2020, the shareholders approved the increase to the Company’s authorized share capital from 750,000,000 ordinary shares of a nominal or par value of US$0.0003 each to 1,200,000,000 ordinary shares of a nominal or par value of US$0.0003 each.

In March 2020, the COVID-19 pandemic, which began in December 2019 in China and has spread worldwide, has caused many governments to implement measures to slow the spread of the outbreak through quarantines, travel restrictions, heightened border scrutiny and other measures.  The Company has taken a series of actions aimed at safeguarding the Company’s employees and business associates, including implementing a work-at-home policy. These disruptions could result in increased costs of execution of operational plans or may negatively impact the quality, quantity and regulatory usability of data that the Company would otherwise be able to collect. While these disruptions are currently expected to be temporary, there is considerable uncertainty around the duration. Therefore, while the Company expects this matter to negatively impact its operating results, the related financial impact and duration cannot be reasonably estimated at this time.

Except as disclosed above and elsewhere in the notes to the accompanying consolidated financial statements, the Company has concluded that no further subsequent events have occurred that require disclosure.